Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	Government Properties Income Trust
Entity Central Index Key	0001456772
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Emerging Growth Company	false